Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
Schedule of Property Plant and Equipment
	Land and buildings	Production facilities	Equipment	Right of use assets	Construction in progress (“CIP”)	Total
Cost
Balance at December 31, 2018	5,246	23,336	7,254	—	54,061	89,897
Adoption of IFRS 16	—	—	(327)	1,333	—	1,006
Acquisitions	15,860	21,294	247	14,648	6,360	58,409
Additions	1,517	283	3,393	687	134,183	140,063
Transfers from CIP	3,406	120,724	13,603	—	(137,733)	—
Dispositions	(31)	—	(159)	(700)	—	(890)
Foreign currency translation	608	805	10	541	1,160	3,124
Balance at December 31, 2019	26,606	166,442	24,021	16,509	58,031	291,609
Additions	8	213	2,886	763	4,319	8,189
Transfers from CIP	509	8,212	2,287	—	(11,008)	—
Reclassification to assets held for sale	(1,547)	—	—	—	(1,451)	(2,998)
Dispositions	(499)	(162)	(50)	(825)	(991)	(2,527)
Disposition of Bridge Farm (note 5)	(16,300)	(21,587)	(249)	(14,431)	(39,734)	(92,301)
Foreign currency translation	(137)	(181)	(1)	(122)	(347)	(788)
Balance at December 31, 2020	8,640	152,937	28,894	1,894	8,819	201,184

Accumulated amortization and impairment
Balance at December 31, 2018	—	312	1,094	—	—	1,406
Adoption of IFRS 16	—	—	(100)	—	—	(100)
Depreciation	3	5,026	2,833	610	—	8,472
Impairment	—	—	—	—	162	162
Dispositions	—	—	(130)	(248)	—	(378)
Foreign currency translation	—	62	—	1	—	63
Balance at December 31, 2019	3	5,400	3,697	363	162	9,625
Depreciation	475	6,249	4,847	638	—	12,209
Impairment	—	60,658	—	—	5,659	66,317
Dispositions	—	(37)	(44)	(176)	—	(257)
Disposition of Bridge Farm (note 5)	(473)	(2,879)	—	(251)	—	(3,603)
Foreign currency translation	(5)	(27)	—	(3)	—	(35)
Balance at December 31, 2020	—	69,364	8,500	571	5,821	84,256

Net book value
Balance at December 31, 2019	26,603	161,042	20,324	16,146	57,869	281,984
Balance at December 31, 2020	8,640	83,573	20,394	1,323	2,998	116,928